UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hound Partners, LLC

Address:  101 Park Avenue, 48th Fl.
          New York, New York  10178


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Auerbach
Title:    Managing Member
Phone:    212-984-2500


Signature, Place and Date of Signing:


/s/ Jonathan Auerbach            New York, New York          February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  277,169
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name

                                                                  FORM 13F INFORMATION TABLE
                                                                  Hound Partners, LLC
                                                                      December 31, 2006

				TITLE				VALUE		SHRS OR		SH/	PUT/	INVESTMENT	OTHER		VOTING	AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(X$1000)	PRN AMT		PRN	CALL	DISCRETION	MANAGERS	SOLE		SHARED  NONE
--------------			--------	-----		--------	-------		---	----	----------	--------	----		------	----
ACCO Brands Corp		COM		00081T108	29,404	      1,110,855		SH		SOLE		01 	      1,110,855		0	0
Amarin Corp Plc			SPONSORED ADR	023111107	 6,447	      2,827,667		SH		SOLE		01	      2,827,667		0	0
American Tower Corp		CL A		029912201	20,877		560,000		SH		SOLE		01		560,000		0	0
Amrep Corp			COM		032159105	 3,210 		 26,202		SH		SOLE		01		 26,202		0	0
Syntax-Brillian Corp		COM		87163L103	 1,600 		185,000		SH		SOLE		01		185,000		0	0
Cumberland Resources Ltd	COM		23077R100	 7,244 	      1,284,472		SH		SOLE		01	      1,284,472		0	0
CROCS Inc			COM		227046109	15,552 		360,000		SH		SOLE		01		360,000		0	0
Charles & Colvard Ltd		COM		159765106	 1,050 		131,249		SH		SOLE		01		131,249		0	0
Covanta Holding Corp		COM		22282E102	31,394 	      1,424,408		SH		SOLE		01	      1,424,408		0	0
Dollar Thrifty Automotive Group	COM		256743105	39,620 		868,664		SH		SOLE		01		868,664		0	0
Evergreen Energy Inc		COM		30024B104	   498 		 50,000		SH		SOLE		01		 50,000		0	0
Imax Corp			COM		45245E109	   496 		131,812		SH		SOLE		01		131,812		0	0
InterOil Corp			COM		460951106	 4,544 		150,000		SH		SOLE		01		150,000		0	0
KHD Humboldt Wedag Intl Ltd	COM		482462108	23,174 		578,202		SH		SOLE		01		578,202		0	0
LCA-Vision Inc			COM		501803308	 6,872 		200,000		SH		SOLE		01		200,000		0	0
Mercer International Inc	COM		588056101	19,197 	      1,617,253		SH		SOLE		01	      1,617,253		0	0
Marsh & McLennan Cos Inc	COM		571748102	 9,857 		321,500		SH		SOLE		01		321,500		0	0
Nutri/System Inc		COM		67069D108	11,727		185,000		SH		SOLE		01		185,000		0	0
OYO Geospace Corp		COM		671074102	 9,318 		160,398		SH		SOLE		01		160,398		0	0
Pacific Ethanol Inc		COM		69423U107	 2,309 		150,000		SH		SOLE		01		150,000		0	0
PW Eagle Inc			COM		69366Y108	 2,097 		 60,783		SH		SOLE		01		 60,783		0	0
Simpson Manufacturing Co Inc	COM		829073105	 2,057 		 65,000		SH		SOLE		01		 65,000		0	0
Bancorp Inc/DE			COM		05969A105	 3,623 		122,400		SH		SOLE		01		122,400		0	0
Trailer Bridge Inc		COM		892782103	 3,389 		394,057		SH		SOLE		01		394,057		0	0
Trex Co Inc			COM		89531P105	 8,274 		361,471		SH		SOLE		01		361,471		0	0
Encore Wire Corp		COM		292562105	 1,651		 75,000		SH		SOLE		01		 75,000		0	0
Xerium Technologies Inc		COM		98416J100	11,690	      1,194,059		SH		SOLE		01	      1,194,059		0	0

